BUSINESS ACQUISITIONS - Acquisition of Green Roads - Additional information (Details) - GR - CAD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2020	Nov. 30, 2021	Jun. 17, 2021
Disclosure of detailed information about business combination [line items]
Consolidated revenue since acquisition		$ 10,474
Consolidated net loss since acquisition		2,481
Total revenue as if acquisition occurred at beginning of period	$ 22,600
Total net loss as if acquisition occurred at beginning of period	$ 10,544
Goodwill (provisional)		$ 27,889	$ 27,099